INCOME TAXES (Schedule of deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Non-capital loss carryforwards	$ 20,240	$ 7,715
Share issuance costs	1,406	1,589
Unrealized gains (losses) on investments	823	0
Right of use assets	614	0
Other	677	0
Legal settlement	0	106
Allowance for doubtful accounts	0	106
Gross deferred tax assets	23,760	9,516
Valuation allowance	(20,909)	(8,286)
Total net deferred tax assets	2,851	1,230
Deferred tax liabilities
Intangible assets	4,094	2,741
Lease obligations	469	0
Total deferred tax liabilities	4,563	2,741
Net deferred tax liabilities	$ (1,712)	$ (1,511)